EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (88,732)	$ (70,151)
Net (loss) earnings from discontinued operations	(285)	20,810
Net loss	$ (89,017)	$ (49,341)
Weighted average shares used in computation of:
Basic (in shares)	37,119	36,393
Diluted (in shares)	37,119	36,393
Basic and diluted net earnings (loss) per share (in dollars):
Continuing operations, basic (in dollars per share)	$ (2.39)	$ (1.93)
Continuing operations, diluted (in dollars per share)	(2.39)	(1.93)
Discontinued operations, basic (in dollars per share)	(0.01)	0.57
Discontinued operations, diluted (in dollars per share)	(0.01)	0.57
Net earnings (loss) per share, basic (in dollars per share)	(2.40)	(1.36)
Net earning (loss) per share, diluted (in dollars per share)	$ (2.40)	$ (1.36)